Income Taxes (Narrative - Carryforwards and Valuation Adjustment) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Income tax expense (benefit) from continuing operations	$ (887,000,000)	$ 46,000,000	$ (16,000,000)	$ 1,000,000	$ 14,000,000	$ 10,000,000	$ 8,000,000	$ 10,000,000	$ (856,000,000)	$ 42,000,000	$ 97,000,000
Deferred Tax Assets, Valuation Allowance	1,653,000,000				2,274,000,000				1,653,000,000	2,274,000,000
Deferred Tax Assets, Tax Credit Carryforwards, Foreign	1,600,000,000								1,600,000,000
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Valuation Allowance	1,600,000,000								1,600,000,000
Operating Loss Carryforwards	668,000,000								668,000,000
Deferred Tax Assets, Capital Loss Carryforwards	2,200,000,000								2,200,000,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,700,000,000								1,700,000,000
Deferred Tax Assets, Capital Loss Carryforwards	$ 3,100,000,000								$ 3,100,000,000